Events after the reporting date (Details) - USD ($)				12 Months Ended	36 Months Ended
	Apr. 25, 2025	Apr. 02, 2025	Jan. 01, 2025	Dec. 31, 2024	Dec. 31, 2024
Desktop Metal
Subsequent Event [Line Items]
Transaction costs				$ 6,000,000
RSU
Subsequent Event [Line Items]
Granted				5,817,136	22,810,136
RSU | Maximum
Subsequent Event [Line Items]
Vesting period					4 years
RSU | Minimum
Subsequent Event [Line Items]
Vesting period					2 years
Subsequent events | Desktop Metal
Subsequent Event [Line Items]
Percentage of interest acquired		100.00%
Total consideration		$ 180,300,000
Consideration in cash		$ 179,300,000
Price per share		$ 5.295
Consideration in RSUs		$ 1,000,000
Subsequent events | Markforged
Subsequent Event [Line Items]
Percentage of interest acquired	100.00%
Total consideration	$ 116,200,000
Consideration in cash	$ 115,100,000
Price per share	$ 5
Consideration in RSUs	$ 1,100,000
Subsequent events | RSU
Subsequent Event [Line Items]
Granted			8,711,279
Total value of awards			$ 14,355,259
Share-Based Payment Arrangement, Grantee Status [Extensible Enumeration]			us-gaap:ShareBasedPaymentArrangementEmployeeMember
Subsequent events | RSU | Maximum
Subsequent Event [Line Items]
Vesting period			4 years
Subsequent events | RSU | Minimum
Subsequent Event [Line Items]
Vesting period			3 years